Basis of preparation and accounting policies - Various accounting policies (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Critical accounting policies and estimates
Liabilities relating to insurance or investment contracts		$ 177,254	$ 165,555	$ 132,756
Profit from continuing operations before tax attributable to shareholders		2,676	2,908	2,654
Profit from continuing operations before tax	[1]	3,018	3,179	3,019
Adjusted operating profit		3,233	$ 2,757	$ 2,247
Operating segments
Critical accounting policies and estimates
Adjusted operating profit		$ 4,023

[1]	This measure is the formal profit before tax measure under IFRS. It is not the result attributable to shareholders principally because total corporate tax of the Group includes those taxes on the income of consolidated with-profits and unit-linked funds that, through adjustments to benefits, are borne by policyholders. These amounts are required to be included in the tax charge of the Company under IAS 12. Consequently, the IFRS profit before tax measure is not representative of pre-tax profit attributable to shareholders as it is determined after deducting the cost of policyholder benefits and movements in the liability for unallocated surplus of with-profits funds after adjusting for tax borne by policyholders.